Share-Based Payment (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Share Based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	6,750,000
Number of options, Outstanding at end of year	7,355,833	6,750,000
Share Options [Member]
Schedule of Share Based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	6,750,000	4,870,000	6,683,862
Number of options, Granted	1,000,000	2,950,000	700,000
Number of options, Exercised
Number of options, Expired	(40,000)	(1,070,000)	(2,513,862)
Number of options, Forfeited	(354,167)
Number of options, Outstanding at end of year	7,355,833	6,750,000	4,870,000
Number of options, Exercisable at end of year	5,514,166	3,833,333	2,939,168
Weighted average exercise price, Outstanding at beginning of year	$ 0.17	$ 0.15	$ 0.19
Weighted average exercise price, Granted	0.03	0.16	0.1
Weighted average exercise price, Exercised
Weighted average exercise price, Expired	0.21	0.08	0.23
Weighted average exercise price, Forfeited	0.14
Weighted average exercise price, Outstanding at end of year	0.16	0.17	0.15
Weighted average exercise price, Exercisable at end of year	$ 0.19	$ 0.18	$ 0.16